NET INCOME / (LOSS) PER SHARE - Additional information (Details) - shares	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
NET INCOME / (LOSS) PER SHARE
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,479,522	11,319,817	2,559,254